Debt - Additional Information - Revolving Credit Facility (Details) - USD ($)		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Aug. 18, 2016	Apr. 27, 2016
Line of Credit Facility [Line Items]
Borrowings outstanding		$ 112,000,000	$ 86,000,000
Senior Unsecured Notes
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 600,000,000				$ 800,000,000
Increased borrowing capacity under accordion feature	1,000,000,000
Commitment fee percentage on unused capacity		0.25%
Origination costs	$ 4,800,000			$ 3,400,000
Borrowings outstanding		$ 112,000,000
Line of credit facility remaining borrowing capacity		688,000,000
Letters of credit issued		$ 0
Senior Unsecured Notes | Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused capacity	0.125%
Senior Unsecured Notes | Maximum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused capacity	0.30%
Senior Unsecured Notes | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.25%
Senior Unsecured Notes | LIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.875%
Senior Unsecured Notes | LIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.55%
Senior Unsecured Notes | Base Rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.00%
Senior Unsecured Notes | Base Rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.55%
Senior Unsecured Notes | Bridge Loan
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 50,000,000
Senior Unsecured Notes | Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 60,000,000
Revolving Credit Facility | Deferred Charges and Other Assets
Line of Credit Facility [Line Items]
Deferred financing costs		$ 1,600,000	$ 2,900,000